Dividend Restrictions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend Restrictions [Abstract]
Cash Dividends Paid to Parent Company	$ 15,745	$ 9,611	$ 5,334